IFRS 7 Disclosure - Credit and Counterparty Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Credit assets exposure value	$ 280,087	$ 259,289
Outstanding credit exposures	938,400
Canada [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	505,700
United States [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	381,700
Other Jurisdications [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	$ 51,000
Credit risk [member] | Residential real estate loan [member]
Disclosure of credit risk exposure [line items]
Loan to value ratio	80.00%